Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan	$ 460
Other Long Term Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan	$ 480